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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2007

Madison Mosaic Income Trust

Government Fund

Intermediate Income Fund

Madison Mosaic Funds
www.mosaicfunds.com

Contents

Portfolio Manager Review
Market Review	1
Outlook	1
Fund Overview	2
Portfolio of Investments
Government Fund	4
Intermediate Income Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11

Madison Mosaic Income Trust June 30, 2007

Portfolio Manager Review

Market Review

Overall, the first six months of 2007 showed modest gains for bonds across the maturity spectrum. Interest rates rose as investors reassessed the economic outlook and overall Fed policy, and this increase in rates put pressure on overall bond returns. Over this period, longer rates rose more than shorter rates, allowing short and intermediate securities to outperform. In addition to the rise in longer yields, investors showed a preference for Treasuries over corporate bonds as they became more risk conscious, particularly in light of the subprime loan crisis.

Within the period, the bond market responded to conflicting economic trends, as the year started with modest GDP growth in the first quarter, followed by considerably stronger growth in the second quarter. This rebound brought the pace closer to historic averages, but not to the robust growth rate of the past few years. Economic data was inconsistent across the period, with pockets of strength such as the labor market offset by signs of strain in the housing market, and the associated crisis in low-quality loans.

The bond market also kept a careful eye on the Federal Reserve, which held rates steady throughout the six months. However, investor sentiment swung from the anticipation of impending rate cuts to fears that further increases would occur first. The Federal Reserve found itself in the balance between maintaining an economy strong enough to support full employment while also controlling inflation. With unemployment under control, inflation was in the spotlight, as the cost of energy and food remained high. Higher costs of energy and food are seen as likely to cause a decrease in the rate of consumer spending, which in turn is a dampener on the economy. In short, the difficulty for the Federal Reserve during this period was balancing the need to bolster waning economic growth while keeping tabs on increasing inflationary pressure. The market's rising awareness of risk, and the shift from a conviction that Fed rates were headed lower, was a plus for holders of short and intermediate bonds of high-quality, which was our emphasis over this period.

Outlook

We continue to believe the economy is running neither too hot nor too cold. Economic growth for the rest of 2007 should come in at a rate consistent with historic averages while inflation will likely be a sticky, albeit manageable problem. We believe the market still has some work to do in correctly pricing risk in both the shape of the yield curve and the pricing of corporate bonds. Credit spreads—the gap between corporate and Treasury bond prices—have widened a bit, but probably have further to go. To the extent that we own corporate bonds, we remain cautiously positioned in high-quality names due to the lack of a premium for owning them, plus the rising wave of LBO and other leveraged activity (which are typically negative news for bond holders in the affected companies), and the continued impacts of the subprime lending chaos.

The yield curve steepened during the second quarter, to the point where the yield spread between the 2-year Treasury and the 10-year Treasury is positive again. Although the curve is now more "normally shaped," the spread of long rates over short rates remains relatively narrow. As such, we expect continued curve steepening. We believe rates now are closer to reflecting our outlook for the economy and inflation in the months ahead. This should place a cap on the risk of the longer part of the yield curve, making the "short-end" the source of most of the action going forward. If the environment plays out according to our expectations, long-term interest rates may remain about where they are now while short-term interest rates should be somewhat lower.

Madison Mosaic Income Trust 1

Portfolio Manager Review (continued)

In addition, the funds in Income Trust were yielding in the range of 4% at the end of this period – almost double what they were yielding at the end of 2003. This higher yield provides greater cushion against rising rates and a better total return prospect when rates are flat or falling.

Fund Overview

Madison Mosaic Government Fund

Mosaic Government Fund returned 1.08% for the semi-annual period ended June 30, 2007. This return was superior to the fund's peers, as the Lipper Intermediate Government Fund Index rose 0.85%. This return difference largely reflects management's defensive positioning of the portfolio in terms of duration and the performance advantage that Treasuries showed over other types of government securities, such as mortgage-backed bonds, where we had a lighter weighting. The Fund's 30-day SEC yield at period end was 3.99%, with an effective duration of 3.24.

Mosaic Government held 43.8% in Treasuries, and 41.3% in government agency notes, with the remainder in mortgage-backed securities and short-term notes. The fund's largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN HOLDINGS AS OF JUNE 30, 2007
FOR MADISON MOSAIC GOVERNMENT FUND

% of net assets
Freddie Mac, 5.5%, 9/15/11	10.26%
Freddie Mac, 5.125%, 10/15/08	8.46%
US Treasury Note, 4%, 11/15/12	8.12%
US Treasury Note, 4%, 6/15/09	7.49%
US Treasury Note, 4.25%, 8/15/14	6.80%
Federal Home Loan Bank, 4.1%, 6/13/08	6.70%
US Treasury Note, 4.75%, 11/15/08	5.91%
US Treasury Note, 5.125%, 6/30/11	5.63%
Freddie Mac, 5%, 10/18/10	5.21%
US Treasury Note, 4%, 3/15/10	4.14%

Madison Mosaic Intermediate Income Fund

Mosaic Intermediate Income Fund rose 0.62% for the six months ended June 30, 2007. Over the same period, the Lipper Intermediate Investment Grade Index was up a similar 0.71%.  At period end, the fund's duration was 4.69 years, while its 30-day SEC yield was 4.38%.

2 Semi-annual Report June 30, 2007

Portfolio Manager Review (concluded)

The fund began the period with 49.6% invested in corporate bonds. Over the course of the six months this was reduced to 22.4%. This move reflects our belief that corporate bonds are fully priced, and are likely to lose ground relative to government bonds going forward.

Intermediate Income can invest as much as 35% in lower-rated securities. High-yield bonds have had a great run, and we feel there is exceptional risk in this asset class. Over the past year we trimmed our exposure in line with our general move from corporate to government bonds. The fund began and ended the period with no exposure to Ba or lower rated bonds.

Looking forward, we continue to believe that the Federal Reserve will likely remain on hold for the near term, although we acknowledge that a major economic surprise on either the up or down side could change that posture. As a result, we are carefully monitoring the indicators and are prepared to reposition the portfolio further should conditions warrant.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 FOR
MADISON MOSAIC INTERMEDIATE INCOME FUND

% of net assets
US Treasury Note, 5.125%, 6/30/11	9.06%
US Treasury Note, 5.375%, 2/15/31	6.92%
Federal Home Loan Bank, 4.1%, 6/13/08	6.67%
FHLMC MBS #A51727, 6%, 8/1/36	6.06%
US Treasury Note, 4.25%, 8/15/14	5.48%
Freddie Mac, 5.5%, 9/15/11	5.33%
FNMA MBS #905805, 6%, 1/1/37	5.29%
FHLMC MBS #G11911, 5%, 2/1/21	4.60%
FHLMC MBS #C02660, 6.5%, 11/1/36	4.04%
FNMA MBS #837199, 5.5%, 3/1/21	3.35%

Madison Mosaic Income Trust 3

Madison Mosaic Income Trust June 30, 2007

Government Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 97.7% of net assets

		U.S. GOVERNMENT AGENCY NOTES: 41.3%
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	$200,000	$197,851
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	105,000	109,644
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	102,720
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	103,521
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	249,992
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	153,899
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	302,979

		U.S. TREASURY NOTES: 43.8%
Aaa	AAA	US Treasury Note, 4.75%, 11/15/08	175,000	174,494
Aaa	AAA	US Treasury Note, 4%, 6/15/09	225,000	221,397
Aaa	AAA	US Treasury Note, 4%, 3/15/10	125,000	122,256
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	165,000	166,302
Aaa	AAA	US Treasury Note, 4%, 11/15/12	250,000	239,746
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	210,000	200,944
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	75,000	72,311
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	100,000	95,906

		MORTGAGE BACKED SECURITIES: 12.6%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	64,404	63,712
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	107,392	104,198
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	26,758	27,237
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	24,180	24,612
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	46,647	46,438
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	13,119	13,273
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	51,638	51,053
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	27,227	27,734
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7%, 9/20/27	13,963	14,532

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,941,727)		$2,886,751

		REPURCHASE AGREEMENT: 1.4% of net assets With Morgan Stanley and Company issued 6/29/07 at 4.10%, due 7/2/07, collateralized by $42,025 in United States Treasury Notes due 11/15/12. Proceeds at maturity are $41,014 (Cost $41,000).		41,000

		TOTAL INVESTMENTS: 99.1% of net assets (Cost $2,982,727)		$2,927,751

		CASH AND RECEIVABLES LESS LIABILITIES: 0.9% of net assets		26,339

		NET ASSETS: 100%		$2,954,090

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report June 30, 2007

Madison Mosaic Income Trust June 30, 2007

Intermediate Income Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		CORPORATE DEBT SECURITIES: 22.4% of net assets

		CONSUMER DISCRETIONARY: 2.2%
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10	$100,000	$98,251

		FINANCIALS: 6.6%
Aa3	AA-	Goldman Sachs, 5.75%, 10/1/16	100,000	97,832
Aa3	AA-	HSBC Finance Corp., 5.5%, 1/19/16	100,000	96,529
A1	AA-	International Lease Finance, 4.875%, 9/1/10	100,000	98,106

		HEALTH CARE: 2.1%
A3	A	United Health Group Inc., 5%, 8/15/14	100,000	95,651

		INDUSTRIAL: 1.7%
Baa3	BBB-	Lubrizol Corp., 4.625%, 10/1/09	75,000	73,567

		INSURANCE: 1.7%
Baa3	BBB-	Markel Corp., 6.8%, 2/15/13	75,000	76,707

		TECHNOLOGY: 2.2%
A1	A+	Cisco Systems, 5.5%, 2/22/16	100,000	97,746

		TELECOMMUNICATIONS: 3.6%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	83,819
Baa1	A	Verizon New England, 6.5%, 9/15/11	75,000	77,048

		UTILITIES: 2.3%
Baa2	BBB	Dominion Resources Inc., 5.7%, 9/17/12	75,000	75,143
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	26,251

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,009,610)		$996,650

		MORTGAGE BACKED SECURITIES: 35.7% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	$211,527	$204,615
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	272,183	269,915
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	177,912	179,853
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	82,754	80,293
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	151,442	149,256
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	35,678	36,316
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	157,225	147,744
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	143,346	141,915
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	146,286	144,825
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	244,027	235,514

		TOTAL MORTGAGE BACKED SECURITIES (Cost $1,621,520)		$1,590,246

		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 39.0% of net assets
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	300,000	296,777
Aaa	AAA	Freddie Mac, 5%, 10/18/10	150,000	148,934
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	237,334
Aaa	AAA	US Treasury Note, 4.25%, 1/15/11	100,000	97,922
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	400,000	403,156
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	255,000	244,003
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	300,000	308,156

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,761,705)		$1,736,282

		REPURCHASE AGREEMENT: 1.8% of net assets
		With Morgan Stanley and Company issued 6/29/07 at 4.10%, due 7/2/07, collateralized by $79,951 in United States Treasury Notes due 11/15/12. Proceeds at maturity are $78,027 (Cost $78,000).		78,000

		TOTAL INVESTMENTS: 98.9% of net assets (Cost $4,470,835)		$4,401,178

		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets		50,711

		NET ASSETS: 100%		$4,451,889

Notes to the Portfolio of Investments:

* – Unaudited;  Moody's – Moody's Investor Services, Inc.;  S&P – Standard & Poor's Corporation

The Notes to Financial Statements are an integral part of these statements.

Semi-annual Report June 30, 2007

Madison Mosaic Income Trust June 30, 2007

Statements of Assets and Liabilities (unaudited)

	Government Fund	Intermediate Income Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$2,886,751	$4,323,178
Repurchase agreements	41,000	78,000
Total investments*	2,927,751	4,401,178
Cash	948	799
Receivables
Interest	28,465	55,206
Capital shares sold	--	263
Total assets	2,957,164	4,457,446

LIABILITIES
Payables
Dividends	984	1,768
Capital shares redeemed	108	1,311
Independent trustee fees	250	250
Auditor fees	1,732	2,228
Total liabilities	3,074	5,557

NET ASSETS	$2,954,090	$4,451,889

Net assets consists of:
Paid in capital	$3,076,804	$5,391,088
Accumulated net realized losses	(67,738)	(869,542)
Net unrealized depreciation on investments	(54,976)	(69,657)
Net Assets	$2,954,090	$4,451,889

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 7)	298,862	701,195

NET ASSET VALUE PER SHARE	$9.88	$6.35
*INVESTMENT SECURITIES, AT COST	$2,982,727	$4,470,835

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

Madison Mosaic Income Trust

Statements of Operations (unaudited)
For the six-months ended June 30, 2007

	Government Fund	Intermediate Income Fund
INVESTMENT INCOME (Note 1)
Interest income	$68,237	$117,466

EXPENSES (Notes 3 and 5)
Investment advisory fees	9,428	14,179
Other expenses:
Service agreement fees	5,622	8,280
Independent trustee fees	500	500
Auditor fees	1,732	2,228
Total other expenses	7,854	11,008
Total expenses	17,282	25,187

NET INVESTMENT INCOME	50,955	92,279

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,880)	12,253
Change in net unrealized depreciation of investments	(15,029)	(73,341)

NET LOSS ON INVESTMENTS	(17,909)	(61,088)

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,046	$31,191

The Notes to Financial Statements are an integral part of these statements.

8 Semi-annual Report June 30, 2007

Madison Mosaic Income Trust

Statements of Changes in Net Assets
For the period indicated

	Government Fund		Intermediate Income Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 50,955	$ 98,636	$ 92,279	$ 191,388
Net realized gain (loss) on investments	(2,880)	(14,010)	12,253	(29,087)
Net unrealized appreciation (depreciation) on investments	(15,029)	13,457	(73,341)	11,788
Total increase in net assets resulting from operations	33,046	98,083	31,191	174,089

DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(50,955)	(98,636)	(92,279)	(191,388)

CAPITAL SHARE TRANSACTIONS (Note 7)	(83,363)	(191,990)	(96,548)	(975,135)

TOTAL DECREASE IN NET ASSETS	(101,272)	(192,543)	(157,636)	(992,434)

NET ASSETS
Beginning of period	$3,055,362	$3,247,905	$4,609,525	$5,601,959
End of period	$2,954,090	$3,055,362	$4,451,889	$4,609,525

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust

Financial Highlights
Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$9.94	$9.95	$10.16	$10.36	$10.58
Investment operations:
Net investment income	0.17	0.31	0.28	0.29	0.35
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.21)	(0.20)	(0.22)
Total from investment operations	0.11	0.30	0.07	0.09	0.13
Less distributions from net investment income	(0.17)	(0.31)	(0.28)	(0.29)	(0.35)
Net asset value, end of year	$9.88	$9.94	$9.95	$10.16	$10.36
Total return (%)	1.08	3.07	0.69	0.89	1.24
Ratios and supplemental data
Net assets, end of year (in thousands)	$2,954	$3,055	$3,248	$5,132	$5,356
Ratio of expenses to average net assets (%)	1.14[1]	1.19	1.19	1.15	1.15
Ratio of net investment income to average net assets (%)	3.35[1]	3.11	2.75	2.83	3.32
Portfolio turnover (%)	14	41	43	55	31

INTERMEDIATE INCOME FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$6.44	$6.46	$6.64	$6.71	$6.66
Investment operations:
Net investment income	0.13	0.24	0.23	0.22	0.25
Net realized and unrealized gain (loss) on investments	(0.09)	(0.02)	(0.18)	(0.07)	0.05
Total from investment operations	0.04	0.22	0.05	0.15	0.30
Less distributions from net investment income	(0.13)	(0.24)	(0.23)	(0.22)	(0.25)
Net asset value, end of year	$6.35	$6.44	$6.46	$6.64	$6.71
Total return (%)	0.62	3.48	0.77	2.30	4.63
Ratios and supplemental data
Net assets, end of year (in thousands)	$4,452	$4,610	$5,602	$6,041	$6,428
Ratio of expenses to average net assets (%)	1.10[1]	1.10	1.08	1.07	1.08
Ratio of net investment income to average net assets (%)	4.04[1]	3.70	3.49	3.32	3.76
Portfolio turnover (%)	30	60	60	46	36

1Annualized.

The Notes to Financial Statements are an integral part of these statements.

10 Semi-annual Report June 30, 2007

Madison Mosaic Income Trust

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds (the "Funds") each of whose objective is to receive and distribute bond income. The Government Fund invests in securities of the U.S. Government and its agencies. The Intermediate Income Fund invests in investment grade corporate, government and government agency fixed income securities. The Intermediate Income Fund may also invest a portion of its assets in securities rated as low as "B" by Moody's Investors Service, Inc. or Standard & Poor's Corporation. Two additional Trust portfolios present financial information in separate reports.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net invest-ment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2006 and 2005 were as follows:

	2006	2005
Government Fund:
Distributions paid from ordinary income	$98,636	$104,422
Intermediate Income Fund:
Distributions paid from ordinary income	$191,388	$205,476

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Government Fund:
Accumulated net realized losses	$ (67,738)
Net unrealized depreciation on investments	(54,976)
$ (122,714)
Intermediate Income Fund:
Accumulated net realized losses	$(869,542)
Net unrealized depreciation on investments	(69,657)
$(939,199)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes. As of December 31, 2006, the Funds had available for

Madison Mosaic Income Trust 11

Notes to Financial Statements (continued)

federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Intermediate Income Fund
December 31, 2007	$ 9,847	$486,268
December 31, 2008	5,458	89,747
December 31, 2009	--	12,901
December 31, 2010	--	243,364
December 31, 2013	33,544	20,428
December 31, 2014	15,880	22,383

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2007, the Government Fund had approximately a 0.1% interest and the Intermediate Income Fund had a 0.2% interest in the consolidated repurchase agreement of $36,199,000 collateralized by $37,104,338 in United States Treasury Notes. Proceeds at maturity were $36,211,368.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (collectively "the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2007 were as follows (unaudited):

	Purchases	Sales
Government Fund:
U.S. Gov't securities	$412,549	$489,698
Other	--	--
Intermediate Income Fund:
U.S. Gov't securities	$1,317,418	$943,143
Other	--	422,559

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.365% for both the Government Fund and the Intermediate Income Fund, respectively.

The Funds also pay the expenses of the Funds' Independent Trustees and auditors directly. For the six-months ended June 30, 2007 the amounts accrued for these fees were $500 and $1,732, respectively for the Government Fund and $500 and $2.228, respectively for the Intermediate Income Fund.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2007 (unaudited):

12 Semi-annual Report June 30, 2007

Notes to Financial Statements (continued)

	Government Fund	Intermediate Income Fund
Aggregate Cost	$2,982,727	$4,470,835
Gross unrealized appreciation	1,587	13,484
Gross unrealized depreciation	(56,563)	(83,141)
Net unrealized depreciation	$ (54,976)	$ (69,657)

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Government Fund	2007	2006
In Dollars
Shares purchased	$ 78,385	$236,648
Shares issued in reinvestment of dividends	44,693	87,003
Total shares issued	123,078	323,651
Shares redeemed	(206,441)	(515,641)
Net decrease	$ (83,363)	$(191,990)

In Shares
Shares purchased	7,868	23,818
Shares issued in reinvestment of dividends	4,493	8,791
Total shares issued	12,361	32,609
Shares redeemed	(20,737)	(51,921)
Net decrease	(8,376)	(19,312)

Intermediate Income Fund	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2007	2006
In Dollars
Shares purchased	$ 145,329	$ 149,370
Shares issued in reinvestment of dividends	82,032	168,855
Total shares issued	227,361	318,225
Shares redeemed	(323,909)	(1,293,360)
Net decrease	$ (96,548)	$(975,135)

In Shares
Shares purchased	22,534	23,295
Shares issued in reinvestment of dividends	12,764	26,362
Total shares issued	35,298	49,657
Shares redeemed	(50,272)	(201,330)
Net decrease	(14,974)	(151,673)

8. Line of Credit. The Government Fund has a $1 million and the Intermediate Income Fund has a $1.25 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2007, neither Fund borrowed on their respective lines of credit.

9. New Accounting Pronouncements. In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 was effective for the Trust on June 29, 2007. Management has concluded that there was no impact to the Trust's financial statements as a result of implementing FIN 48.

Madison Mosaic Income Trust 13

Notes to Financial Statements (continued)

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See footnotes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2007 and held for the six-months ended June 30, 2007.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Government Fund	1.08%	$1,000.00	$1,010.80	1.14%	$5.69
Intermediate Income Fund	0.62%	$1,000.00	$1,006.18	1.10%	$5.51
[1]For the six-months ended June 30, 2007.
[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
[3]Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table on the next page titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is neither Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

14 Semi-annual Report June 30, 2007

Notes to Financial Statements (concluded)

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Government Fund	5.00%	$1,000.00	$1,025.05	1.14%	$5.71
Intermediate Income Fund	5.00%	$1,000.00	$1,025.05	1.10%	$5.53
[1]For the six-months ended June 30, 2007.
[2]Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust's portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the period ended June 30, 2007 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust's proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Income Trust 15

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16 Semi-annual Report • June 30, 2007

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Foresight Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

(logo) Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2007

Madison Mosaic Income Trust

Institutional Bond Fund

Madison Mosaic Funds
www.mosaicfunds.com

Contents

Portfolio Manager Review
Market Review	1
Outlook	1
Fund Overview	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8

Madison Mosaic Institutional Bond Fund June 30, 2007

Portfolio Manager Review

Market Review

Overall, the first six months of 2007 showed modest gains for bonds across the maturity spectrum. Interest rates rose as investors reassessed the economic outlook and overall Fed policy, and this increase in rates put pressure on overall bond returns. Over this period, longer rates rose more than shorter rates, allowing short and intermediate securities to outperform. In addition to the rise in longer yields, investors showed a preference for Treasuries over corporate bonds as they became more risk conscious, particularly in light of the subprime loan crisis.

Within the period, the bond market responded to conflicting economic trends, as the year started with modest GDP growth in the first quarter, followed by considerably stronger growth in the second quarter. This rebound brought the pace closer to historic averages, but not to the robust growth rate of the past few years. Economic data was inconsistent across the period, with pockets of strength such as the labor market offset by signs of strain in the housing market, and the associated crisis in low-quality loans.

The bond market also kept a careful eye on the Federal Reserve, which held rates steady throughout the six months. However, investor sentiment swung from the anticipation of impending rate cuts to fears that further increases would occur first. The Federal Reserve found itself in the balance between maintaining an economy strong enough to support full employment while also controlling inflation. With unemployment under control, inflation was in the spotlight, as the cost of energy and food remained high. Higher costs of energy and food are seen as likely to cause a decrease in the rate of consumer spending, which in turn is a dampener on the economy. In short, the difficulty for the Federal Reserve during this period was balancing the need to bolster waning economic growth while keeping tabs on increasing inflationary pressure. The market's rising awareness of risk, and the shift from a conviction that Fed rates were headed lower, was a plus for holders of short and intermediate bonds of high-quality, which was our emphasis over this period.

Outlook

We continue to believe the economy is running neither too hot nor too cold. Economic growth for the rest of 2007 should come in at a rate consistent with historic averages while inflation will likely be a sticky, albeit manageable problem. We believe the market still has some work to do in correctly pricing risk in both the shape of the yield curve and the pricing of corporate bonds. Credit spreads—the gap between corporate and Treasury bond prices—have widened a bit, but probably have further to go. To the extent that we own corporate bonds, we remain cautiously positioned in high-quality names due to the lack of a premium for owning them, plus the rising wave of LBO and other leveraged activity (which are typically negative news for bond holders in the affected companies), and the continued impacts of the subprime lending chaos.

The yield curve steepened during the second quarter, to the point where the yield spread between the 2-year Treasury and the 10-year Treasury is positive again. Although the curve is now more "normally shaped," the spread of long rates over short rates remains relatively narrow. As such, we expect continued curve steepening. We believe rates now are closer to reflecting our outlook for the economy and inflation in the months ahead. This should place a cap on the risk of the longer part of the yield curve, making the "short-end" the source of most of the action going forward. If the environment plays out according to our expectations, long-term interest rates may remain about where they are now while short-term interest rates should be somewhat lower. In addition, the funds in Income Trust were yielding in the range of 4% at the end of this period – almost

Madison Mosaic Institutional Bond Fund 1

Portfolio Manager Review (concluded)

double what they were yielding at the end of 2003. This higher yield provides greater cushion against rising rates and a better total return prospect when rates are flat or falling.

Fund Overview

Mosaic Institutional Bond Fund (the "Fund") returned 1.55% for the semi-annual period ended June 30, 2007. This return was superior to the fund's peers, as the Lipper Intermediate Investment Grade Index rose 0.71%. This return difference largely reflects management's defensive positioning of the portfolio in terms of duration, our emphasis on intermediate bonds, and the performance advantage that government bonds had over corporates. When interest rates rise, bond valuations fall, and shorter bonds typically retain their value far better than longer bonds. The Fund's 30-day SEC yield at period end was 4.77%, with an effective duration of 3.40 years.

The Fund held 37.8% in Treasuries, 14.2% in government agency notes, and 44.6% in high-quality corporate bonds. The Fund's largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 FOR MADISON MOSAIC INSTITUTIONAL BOND FUND

% of net assets
US Treasury Note, 3.625%, 1/15/10	10.96%
Fannie Mae, 4.625%, 12/15/09	7.97%
US Treasury Note, 4%, 11/15/12	7.74%
Freddie Mac, 4.5%, 7/15/13	6.18%
US Treasury Note, 4.5%, 2/28/11	5.58%
US Treasury Note, 4.5%, 2/15/16	5.45%
US Treasury Note, 4.25%, 8/15/14	4.87%
US Treasury Note, 4.875%, 2/15/12	3.23%
Target Corp, 5.875%, 3/1/12	2.87%
Merrill Lynch, 5.77%, 7/25/11	2.85%

2 Semi-annual Report • June 30, 2007

Madison Mosaic Institutional Bond Fund  June 30, 2007

Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY'S	S&P
		DEBT INSTRUMENTS: 96.6% of net assets
		Corporate Obligations: 44.6%
A1	A+	American Express, 4.75%, 6/17/09	$175,000	$ 173,252
Aa1	AA	Bank of America, 4.875%, 9/15/12	150,000	145,116
A2	A	CIT Group Inc., 4.125%, 11/3/09	150,000	145,240
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	175,000	174,092
Aa1	AA	Citigroup Inc., 4.25%, 7/29/09	150,000	147,074
A1	A-	CONOCO Inc, 6.35%, 10/15/11	150,000	154,815
Aaa	AAA	General Electric Capital Corp., 4.25%, 6/15/12	150,000	141,873
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	150,000	153,438
A3	A-	Hewlett-Packard Co., 5.5%, 7/1/07	150,000	150,000
A1	A+	IBM Corp., 4.75%, 11/29/12	150,000	145,160
A1	AA-	International Lease Finance, 4.875%, 9/1/10	150,000	147,159
Aa3	AA-	Merrill Lynch, 5.77%, 7/25/11	175,000	176,818
Aa3	A+	Morgan Stanley Dean Witter, 3.625%, 4/1/08	170,000	167,706
A1	A+	National Rural Utilities, 4.75%, 3/1/14	125,000	118,357
A1	A+	Target Corp., 5.875%, 3/1/12	175,000	177,961
Aa2	AA	Texaco Capital Inc., 5.5%, 1/15/09	150,000	150,449
Aa2	AA	US Bancorp, 5.1%, 7/15/07	150,000	150,074
Aa2	AA	Wal-Mart Stores Inc., 4.55%, 5/1/13	150,000	142,277

		U.S. Government & Agency Obligations: 52.0%
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	500,000	493,744
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	400,000	382,947
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	700,000	679,219
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	350,000	345,352
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	200,000	199,813
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12	500,000	479,492
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	315,000	301,416
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	350,000	337,450
		TOTAL DEBT INSTRUMENTS (Cost $6,059,801)		$5,980,294
		REPURCHASE AGREEMENT: 2.1% of net assets With Morgan Stanley and Company issued 6/29/07 at 4.10%, due 7/2/07, collateralized by $136,326 in United States Treasury Notes due 11/15/12. Proceeds at maturity are $133,045 (Cost $133,000).		133,000
		TOTAL INVESTMENTS: 98.7% of net assets (Cost $6,192,801)		$6,113,294
		CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of net assets		81,270
		NET ASSETS: 100%		$6,194,564

Notes to the Portfolio of Investments:

* – Unaudited;  Moody's – Moody's Investor Services, Inc.;  S&P – Standard & Poor's Corporation

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Institutional Bond Fund 3

Madison Mosaic Institutional Bond Fund  June 30, 2007

Statement of Assets and Liabilities (unaudited)

ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$5,980,294
Repurchase agreements	133,000
Total investments*	6,113,294
Cash	277
Interest receivable	83,471
Total assets	6,197,042

LIABILITIES
Independent trustee fees	250
Auditor fees	2,228
Total liabilities	2,478

NET ASSETS	$6,194,564

Net assets consists of:
Paid in capital	6,353,250
Accumulated net realized losses	(79,179)
Net unrealized depreciation on investments	(79,507)
Net Assets	$6,194,564

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 7)	618,443

NET ASSET VALUE PER SHARE	$10.02

*INVESTMENT SECURITIES, AT COST	$6,192,801

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report • June 30, 2007

Madison Mosaic Institutional Bond Fund

Statement of Operations (unaudited)

For the six-months ended June 30, 2007

INVESTMENT INCOME (Note 1)
Interest income	$151,098
EXPENSES (Notes 3 and 5)
Investment advisory fees	9,681
Other expenses:
Service agreement fees	2,581
Independent trustee fees	500
Auditor fees	2,228
Total other expenses	5,309
Total Expenses	14,990
NET INVESTMENT INCOME	136,108
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(2,709)
Change in net unrealized depreciation of investments	(37,172)
NET LOSS ON INVESTMENTS	(39,881)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 96,227

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Institutional Bond Fund 5

Madison Mosaic Institutional Bond Fund

Statements of Changes in Net Assets

	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
	2007	2006
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 136,108	$ 277,825
Net realized loss on investments	(2,709)	(66,536)
Net unrealized appreciation (depreciation) on investments	(37,172)	40,369
Total increase in net assets resulting from operations	96,227	251,658

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(136,108)	(277,825)

CAPITAL SHARE TRANSACTIONS (Note 7)	(276,310)	(1,135,478)

TOTAL DECREASE IN NET ASSETS	(316,191)	(1,161,645)

NET ASSETS
Beginning of period	$6,510,755	$7,672,400
End of period	$6,194,564	$6,510,755

The Notes to Financial Statements are an integral part of these statements.

6 Semi-annual Report • June 30, 2007

Madison Mosaic Institutional Bond Fund

Financial Highlights

Selected data for a share outstanding throughout each period indicated

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.08	$10.11	$10.34	$10.50	$10.54
Investment operations:
Net investment income	0.22	0.41	0.36	0.35	0.37
Net realized and unrealized gain (loss) on investments	(0.06)	(0.03)	(0.23)	(0.16)	(0.04)
Total from investment operations	0.16	0.38	0.13	0.19	0.33
Less distributions:
From net investment income	(0.22)	(0.41)	(0.36)	(0.35)	(0.37)
From net capital gains	--	--	--	--	--
Total distributions	(0.22)	(0.41)	(0.36)	(0.35)	(0.37)
Net asset value, end of period	$10.02	$10.08	$10.11	$10.34	$10.50
Total return (%)	1.55	3.93	1.24	1.84	3.18
Ratios and supplemental data
Net assets, end of period (in thousands)	$6,195	$6,511	$7,672	$7,508	$7,488
Ratio of expenses to average net assets (%)	0.46[1]	0.46	0.45	0.45	0.45
Ratio of net investment income to average net assets (%)	4.18[1]	3.97	3.48	3.35	3.53
Portfolio turnover (%)	29	34	39	24	38

1Annualized.

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Institutional Bond Fund 7

Madison Mosaic Institutional Bond Fund  June 30, 2007

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers three portfolios (a fourth portfolio began operations on July 1, 2007), each of which is a diversified mutual fund. This report contains information about one of these portfolios, the Madison Mosaic Institutional Bond Fund (the "Fund"), which commenced operations May 1, 2000. Its objectives and strategies are detailed in its prospectus. The remaining Trust portfolios present their financial information in separate reports.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2006 and 2005 were as follows:

	2006	2005
Distributions paid from ordinary Income	$277,825	$266,275

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized losses	$ (79,179)
Net unrealized depreciation on investments	(79,507)
$(158,686)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes. As of December 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryover of $3,426 and $73,044 which expires on December 31, 2010 and 2014, respectively.

8 Semi-annual Report • June 30, 2007

Notes to Financial Statements (continued)

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held for safekeeping by the Fund's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Fund's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same Advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2007, the Fund had approximately a 0.4% interest in the consolidated repurchase agreement of $36,199,000 collateralized by $37,104,338 in United States Treasury Notes. Proceeds at maturity were $36,211,368.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively "the Advisor"), earns an advisory fee equal to 0.30% per annum of the average net assets of the Fund. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2007 were as follows (unaudited):

	Purchases	Sales
U. S. Gov't Securities	$1,271,245	$1,093,237
Other	536,693	904,091

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.08%.

The Fund also pays the expenses of the Fund's Independent Trustees and auditors directly. For the six-months ended June 30, 2007, the amounts accrued for these fees were $500 and $2,228, respectively.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2007 (unaudited):

Aggregate Cost	$6,192,801
Gross unrealized appreciation	4,369
Gross unrealized depreciation	(83,876)
Net unrealized depreciation	$ (79,507)

Madison Mosaic Institutional Bond Fund 9

Notes to Financial Statements (continued)

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2007	2006
In Dollars
Shares purchased	$ 6,902	$ 92,612
Shares issued in reinvestment of dividends	136,108	277,825
Total shares issued	143,010	370,437
Shares redeemed	(419,320)	(1,505,915)
Net decrease	$(276,310)	$(1,135,478)

In Shares
Shares purchased	680	9,179
Shares issued in reinvestment of dividends	13,503	27,744
Total shares issued	14,183	36,923
Shares redeemed	(41,353)	(150,104)
Net decrease	(27,170)	(113,181)

8. Line of Credit. The Institutional Bond Fund has a $1.75 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2007, the Fund did not borrow on its line of credit.

9. New Accounting Pronouncement. In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 was effective for the Fund on June 29, 2007. Management has concluded that there was no impact to the Fund's financial statements as a result of implementing FIN 48.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

10 Semi-annual Report • June 30, 2007

Notes to Financial Statements (continued)

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. See footnotes 3 and 5 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Institutional Bond Fund	1.55%	$1,000.00	$1,015.54	0.46%	$2.31
[1]For the six-months ended June 30, 2007.
[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
[3]Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table on the next page titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Madison Mosaic Institutional Bond Fund 11

Notes to Financial Statements (concluded)

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Institutional Bond Fund	5.00%	$1,000.00	$1,025.05	0.46%	$2.31
[1]For the six-months ended June 30, 2007.
[2]Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust's portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the period ended June 30, 2007 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust's proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

12 Semi-annual Report • June 30, 2007

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Foresight Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

During the period covered by this report, the registrant adopted written procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) None (not applicable to open-end fund).

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 10, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 10, 2007